Cover	Dec. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2024
Entity File Number	001-41164
Entity Registrant Name	Swiftmerge Acquisition Corp.
Entity Central Index Key	0001845123
Entity Tax Identification Number	98-1582153
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4318 Forman Ave
Entity Address, City or Town	Toluca Lake
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91602
City Area Code	424
Local Phone Number	431-0030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	IVCPU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IVCP
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	IVCPW
Security Exchange Name	NASDAQ